Contract Liabilities	12 Months Ended
Dec. 31, 2020
Contract Liabilities
Contract Liabilities

Note 15. Contract Liabilities

At December 31, 2020, the Company did not provide any services in connection with existing or new contracts with customers. Therefore, the Company did not record any contract assets or liabilities.

At December 31, 2019, as all of the services required of the Company in respect of contracts signed with clients had been completed, all liabilities on contracts were reversed in full for the period.

Since the Company upheld all its commitments under the collaboration with Boehringer Ingelheim, all the amounts recorded as “contract liabilities” at December 31, 2018, under IFRS 15 — Revenue from Contracts with Customers were reversed over the period, generating a positive impact of €2.1 million on IFRS revenue for fiscal year 2019.

	December 31, 2018
			Enyo
(in thousands of euros)	BI	AbbVie	Parma	Total
Short‑term contract liabilities	436	15	97	548
Long‑term contract liabilities	1,673	—	—	1,673
Total contract liabilities	2,109	15	97	2,221
Revenue to be recognized(1)	7,718	100	97	7,915

(1)

The revenue to be recognized corresponds to the remaining highly probable revenue to be recognized on the existing contracts until their completion. Milestones and royalties that are not assessed highly probable are not included.

At December 31, 2018, contract liabilities related to the BI Agreement resulted mainly from the exercise of the option in August 2017 which triggered a milestone payment of €2.5 million. This amount was included in transaction price of the BI Agreement, resulting in an upward revision of the contract price. Based on the stage of completion of the BI Agreement, a total amount of €0.7 million of this milestone payment was recognized in revenue, of which €0.2 million in 2018, and the €1.8 million difference was booked to contract liabilities.

The remaining contract liabilities related to the BI Agreement (€0.3 million), the agreement with EnyoPharma (€0.1 million) and the AbbVie Collaboration (€15 thousand) corresponded to the difference between payment received and revenue recognized related to the research fees.